Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Jul. 31, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards
During 2025, we granted warrants to employees, including our named executive officers. We do not take material nonpublic information (“MNPI”) into account in determining the timing of grants of stock options, stock appreciation rights, or similar instruments with option-like features. Further, we have not timed the disclosure of MNPI for the purpose of affecting the value of executive compensation. The only options we grant are issued pursuant to our equity incentive plan and the only similar instruments with option-like features that we grant are the warrants granted to certain non-employee directors upon hiring and the management warrants granted to our named executive officers in 2025. The process of offering these instruments does not take into consideration the disclosure of material nonpublic information; however, we do not believe we were in possession of any material nonpublic information at the time the management warrants and the director warrants (described below) were granted.
Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/sh)	Grant date fair value of the award
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Douglas M. Polinsky	7/31/2025	311,347	$5.42	$927,814	(18.8)%
	7/31/2025	207,565	6.50	577,030	(18.8)%
	7/31/2025	103,782	7.05	281,249	(18.8)%
Joseph A. Geraci, II	7/31/2025	311,347	$5.42	$927,814	(18.8)%
	7/31/2025	207,565	6.50	577,030	(18.8)%
	7/31/2025	103,782	7.05	281,249	(18.8)%

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not take material nonpublic information (“MNPI”) into account in determining the timing of grants of stock options, stock appreciation rights, or similar instruments with option-like features. Further, we have not timed the disclosure of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table	The process of offering these instruments does not take into consideration the disclosure of material nonpublic information; however, we do not believe we were in possession of any material nonpublic information at the time the management warrants and the director warrants (described below) were granted.
Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/sh)	Grant date fair value of the award
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Douglas M. Polinsky	7/31/2025	311,347	$5.42	$927,814	(18.8)%
	7/31/2025	207,565	6.50	577,030	(18.8)%
	7/31/2025	103,782	7.05	281,249	(18.8)%
Joseph A. Geraci, II	7/31/2025	311,347	$5.42	$927,814	(18.8)%
	7/31/2025	207,565	6.50	577,030	(18.8)%
	7/31/2025	103,782	7.05	281,249	(18.8)%

Douglas M. Polinsky [Member] | Share-Based Payment Arrangement One [Member]
Awards Close in Time to MNPI Disclosures
Name		Douglas M. Polinsky
Underlying Securities | shares		311,347
Exercise Price | $ / shares		$ 5.42
Fair Value as of Grant Date | $		$ 927,814
Underlying Security Market Price Change		(0.188)
Douglas M. Polinsky [Member] | Share-Based Payment Arrangement Two [Member]
Awards Close in Time to MNPI Disclosures
Name		Douglas M. Polinsky
Underlying Securities | shares		207,565
Exercise Price | $ / shares		$ 6.5
Fair Value as of Grant Date | $		$ 577,030
Underlying Security Market Price Change		(0.188)
Douglas M. Polinsky [Member] | Share-Based Payment Arrangement Three [Member]
Awards Close in Time to MNPI Disclosures
Name		Douglas M. Polinsky
Underlying Securities | shares		103,782
Exercise Price | $ / shares		$ 7.05
Fair Value as of Grant Date | $		$ 281,249
Underlying Security Market Price Change		(0.188)
Joseph A. Geraci, II [Member] | Share-Based Payment Arrangement One [Member]
Awards Close in Time to MNPI Disclosures
Name		Joseph A. Geraci, II
Underlying Securities | shares		311,347
Exercise Price | $ / shares		$ 5.42
Fair Value as of Grant Date | $		$ 927,814
Underlying Security Market Price Change		(0.188)
Joseph A. Geraci, II [Member] | Share-Based Payment Arrangement Two [Member]
Awards Close in Time to MNPI Disclosures
Name		Joseph A. Geraci, II
Underlying Securities | shares		207,565
Exercise Price | $ / shares		$ 6.5
Fair Value as of Grant Date | $		$ 577,030
Underlying Security Market Price Change		(0.188)
Joseph A. Geraci, II [Member] | Share-Based Payment Arrangement Three [Member]
Awards Close in Time to MNPI Disclosures
Name		Joseph A. Geraci, II
Underlying Securities | shares		103,782
Exercise Price | $ / shares		$ 7.05
Fair Value as of Grant Date | $		$ 281,249
Underlying Security Market Price Change		(0.188)